CONTRACT BALANCES	12 Months Ended
Dec. 31, 2024
CONTRACT BALANCES
CONTRACT BALANCES

5     CONTRACT BALANCES

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2024

Accounts receivable	2,532,280	3,048,182
Less: allowance for credit losses	(39,221)	(26,226)

Accounts receivable, net	2,493,059	3,021,956

Accounts receivable of RMB1,694,012 and RMB2,383,419 was pledged as security for bank loans (Note 10) as of December 31, 2023 and 2024, respectively. Accounts receivable of RMB69,264 and RMB133,788 was pledged as security for finance lease and other financing obligations (Note 13) as of December 31, 2023 and 2024, respectively.

The following table presents the movement of the allowance for credit losses:

	Years ended December 31,
	2022	2023	2024

Balance at the beginning of the year	12,124	20,728	39,221
Allowance made (reversal of allowance) during the year	7,744	18,294	(13,173)
Foreign exchange impact	860	199	178

Balance at the end of the year	20,728	39,221	26,226

Deferred Revenue

The opening and closing balances of the Company’s deferred revenue, including current and non-current portion, are as following:

Deferred revenue

Beginning balance as of January 1, 2024	187,568
Decrease	(45,724)

Closing balance as of December 31, 2024	141,844

The difference between the opening and closing balances of the Company’s deferred revenue primarily results from the timing difference between the satisfaction of the Company’s performance obligation and the customer’s payment. As of December 31, 2023 and 2024, the deferred revenue expected to be recognized as revenue after one year amounted to RMB67,683 and RMB50,869, respectively, were recorded in other long-term liabilities in the consolidated balance sheet. The amounts of revenue recognized during the years ended December 31, 2022, 2023 and 2024 from the opening deferred revenue balance was RMB122,378, RMB161,391 and RMB144,983, respectively.

Remaining performance obligations

The Company enters into certain usage-based contracts for colocation and managed services in which revenues are based on the agreed usage-based fees as the actual services are rendered throughout the contract term. The Company elected to apply the practical expedient under ASC606-10-50-14(b) that allows the Company not to disclose the remaining performance obligations for variable considerations, which are charged based on the agreed unit price and number of racks in usage, in connection with these contracts with remaining durations ranging from 1 year to 9 years.

As of December 31, 2024, the revenues, excluding any variable considerations, expected to be recognized in future periods related to remaining performance obligations that are unsatisfied were as follows:

Revenue expected to be recognized	RMB

Within 1 year	1,403,758
After 1 year but within 2 years	1,103,844
After 2 years but within 3 years	939,796
After 3 years but within 4 years	621,200
After 4 years but within 5 years	572,226
After 5 years	1,244,489

Total	5,885,313